Equity Income Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	14.39%	11.10%	10.47%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	14.18%	10.88%	10.25%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	14.42%	11.15%	10.52%